Liabilities related to business combinations and to non-controlling interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details)
€ in Millions
		12 Months Ended
		Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	[1]	€ 641	€ 709	€ 779
New transactions	[1]	51	0	0
Payments made	[1]	(72)	(71)	(167)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[1],[2]	35	109	114
Other movements	[1]	0	(139)	0
Currency translation differences	[1]	(70)	33	(17)
Ending balance	[1]	585	641	709
Non-current liabilities related to business combinations and to non-controlling interests		585	569	501
Current liabilities related to business combinations and to non-controlling interests		0	72	208
Bayer Contingent Consideration Arising From The Acquisition Of Genzyme [Member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		0	0	26
New transactions		0	0	0
Payments made		0	0	(21)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	0	0	(5)
Other movements		0	0	0
Currency translation differences		0	0	0
Ending balance		0	0	0
MSD contingent consideration (European vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		72	127	204
New transactions		0	0	0
Payments made		(72)	(70)	(77)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	1	16	0
Other movements		0	0	0
Currency translation differences		(1)	(1)	0
Ending balance		0	72	127
Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		568	441	380
New transactions		0	0	0
Payments made		0	0	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	31	94	74
Other movements		0	0	0
Currency translation differences		(68)	33	(13)
Ending balance		531	568	441
Amunix [Member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance			137
Ending balance				137
Other
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		1	4	4
New transactions		0	0	0
Payments made		0	(1)	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	0	1	0
Other movements		0	(3)	0
Currency translation differences		0	0	0
Ending balance		1	1	4
CVRs issued in connection with the acquisition of Vigil
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		0	0	0
New transactions		6	0	0
Payments made		0	0	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)		0	0	0
Other movements		0	0	0
Currency translation differences		(1)	0	0
Ending balance		5	0	0
Commitments Related To Milestone Payments per CVR, Business Combinations | $					$ 2
CVRs issued in connection with the acquisition of Blueprint
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		0	0	0
New transactions		45	0	0
Payments made		0	0	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)		3	0	0
Other movements		0	0	0
Currency translation differences		0	0	0
Ending balance		48	0	0
First Commitment Related To Milestone Payments per CVR, Business Combinations | $					2
Second Commitment Related To Milestone Payments per CVR, Business Combinations | $					$ 4
Contingent consideration arising from the acquisition of Amunix
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		0	137	165
New transactions		0	0	0
Payments made		0	0	(69)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	0	0	45
Other movements		0	(137)	0
Currency translation differences		0	0	(4)
Ending balance		€ 0	€ 0	€ 137

[1]	(a)Portion due after more than one year: €585 million as of December 31, 2025 (€569 million as of December 31, 2024 and €501 million as of December 31,
2023); portion due within less than one year: €0 million as of December 31, 2025 (€72 million as of December 31, 2024 and €208 million as of December 31, 2023).

[2]	(b)Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses